Trade receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
3.1 Trade receivables
Trade receivables are generally due within a payment period of between 30 to 90 days. Due to their short-term nature, the carrying amount is considered to be the same as their fair value.

(CHF in millions)	12/31/2024	12/31/2023

Not yet due	182.2	158.8
Past due 1 - 90 days	58.5	42.2
Past due 91 - 180 days	5.4	8.0
Past due > 181 days	10.8	9.1
Gross Carrying Amount	257.0	218.1
Expected credit loss	(10.7)	(13.3)
Trade receivables	246.2	204.8

Certain trade receivables have been pledged as collateral in relation to the credit facility, refer to note 5.4 Liquidity risk.

The expected credit loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2024	2023

Expected credit loss at January 1	13.3	9.1
Income statement (release) / addition for the year	(2.7)	4.6
Exchange Difference	0.1	(0.4)
Expected credit loss at December 31(1)	10.7	13.3
(1) As of December 31, 2024, the individual loss allowance amounted to CHF 9.6 million (December 31, 2023: CHF 12.6 million).

Refer to note 5.3 Credit risk for additional information.

Accounting policies
Trade receivables are amounts due from customers for products sold during the ordinary course of business. Trade receivables represent On’s right to an amount of consideration that is unconditional and only a passage of time is required before payment of the consideration is due.

Trade receivables are initially recorded at original invoice amount and subsequently measured at amortized cost less the credit loss allowance. The credit loss allowance represents our estimate of individually impaired trade receivables as well as expected credit losses on trade receivables that are not individually impaired.

Trade receivables are written off when there is no reasonable expectation of recovery, and the charges to the income statement are included in the selling, general and administrative expenses line item within the consolidated statements of income.

Relevant judgments and accounting estimates
The Company makes ongoing estimates regarding the collectability of trade receivables. The expected credit loss allowance considers historical loss rates per region and forward-looking quantitative and qualitative information, such as the global economy outlook (real GDP growth). Appraisals and data used by the internal planning department are also taken into consideration. Individual write-offs (partially or fully) on trade receivables are considered within the expected credit loss allowance when there are objective indications for missing collectability such as legal procedures, insolvency or bankruptcy.